Document and Entity Information	Oct. 02, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001756761
Document Type	8-K
Document Period End Date	Oct. 02, 2024
Entity Registrant Name	Invesco Real Estate Income Trust Inc.
Entity Incorporation State Country Code	MD
Entity File Number	000-56655
Entity Tax Identification Number	83-2188696
Entity Address, Address Line One	2300 N. Field Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(972)
Local Phone Number	715-7400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true